Leases - Schedule of detailed Information about Leases (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)
Leases [Abstract]
Operating Cash Flows Used For Operating Leases	¥ 30,388	$ 4,769
Operating Cash Flows Used For Finance Leases	295	46
Financing cash flows used for finance leases	5,111	802
ROU assets obtained in exchange for operating lease liabilities	¥ 90,272	$ 14,166
Weighted-average remaining lease term for operating leases (in years):	2 years 4 months 28 days	2 years 4 months 28 days
Weighted-average discount rate for operating leases (in years):	6.08%	6.08%